Restatement of Previously Issued Financial Statements (Details) - Schedule of statement of changes in stockholders ' equity - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Jan. 19, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 01, 2020
Restatement of Previously Issued Financial Statements Details Schedule of Statement of Changes In Stockholders Equity [Line Items]
Accretion for Class A common stock to redemption amount	$ (12,626,239)
Change in value of Class A common stock subject to redemption
Total stockholders' equity (deficit)	(11,560,968)	(14,585,404)	$ (16,111,966)		$ 22,472	$ 24,122
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements Details Schedule of Statement of Changes In Stockholders Equity [Line Items]
Sale of 20,700,000 Class A shares, net of underwriting discounts	194,373,761
Accretion for Class A common stock to redemption amount
Change in value of Class A common stock subject to redemption	(190,439,030)	3,024,440
Total stockholders' equity (deficit)	5,000,002	5,000,006		$ 6,272,504
Adjustment [Member]
Restatement of Previously Issued Financial Statements Details Schedule of Statement of Changes In Stockholders Equity [Line Items]
Sale of 20,700,000 Class A shares, net of underwriting discounts	(194,373,761)
Accretion for Class A common stock to redemption amount	(12,626,239)
Change in value of Class A common stock subject to redemption	190,439,030	(3,024,440)
Total stockholders' equity (deficit)	(16,560,970)	(19,585,410)		(18,919,250)
As Restated [Member]
Restatement of Previously Issued Financial Statements Details Schedule of Statement of Changes In Stockholders Equity [Line Items]
Sale of 20,700,000 Class A shares, net of underwriting discounts
Accretion for Class A common stock to redemption amount	(12,626,239)
Total stockholders' equity (deficit)	$ (11,560,968)	$ (14,585,404)		$ (12,646,746)